Notes Payable (Details) - Schedule of notes payable (Parentheticals) - DocGo Inc. and Subsidiaries [Member]	Dec. 31, 2021
Minimum [Member]
Notes Payable (Details) - Schedule of notes payable (Parentheticals) [Line Items]
Equipment and financing loans payable	2.50%
Maximum [Member]
Notes Payable (Details) - Schedule of notes payable (Parentheticals) [Line Items]
Equipment and financing loans payable	7.50%